Note 11	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through profit or loss [abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]	Financial assets and liabilities designated at fair value through profit or loss
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

FINANCIAL ASSETS AND LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
ASSETS
Debt securities	6.2 / 7	980	836
Total assets	7	980	836
LIABILITIES
Customer deposits		903	934
Debt certificates issued		4,788	4,597
Other financial liabilities: Unit-linked products		10,369	9,420
Total liabilities	7	16,061	14,952